FINANCIAL RISK MANAGEMENT - Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	S/ 29,128,830	S/ 8,718,298
Net amounts of financial liabilities presented in the consolidated statements of financial position	29,128,830	8,718,298
Related amounts not offset in the consolidated statement of financial position Financial instruments	(22,551,878)	(3,086,416)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(1,870,224)	(3,480,221)
Net amount	4,706,728	2,151,661
Payables on derivatives
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	1,205,213	1,040,282
Net amounts of financial liabilities presented in the consolidated statements of financial position	1,205,213	1,040,282
Related amounts not offset in the consolidated statement of financial position Financial instruments	(85,156)	122,557
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(269,024)	(186,384)
Net amount	1,021,345	976,455
Payables on repurchase agreements and securites lending
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	27,923,617	7,678,016
Net amounts of financial liabilities presented in the consolidated statements of financial position	27,923,617	7,678,016
Related amounts not offset in the consolidated statement of financial position Financial instruments	(22,637,034)	(3,208,973)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(1,601,200)	(3,293,837)
Net amount	S/ 3,685,383	S/ 1,175,206